Income and expenses - Current income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Current income tax	€ (2,000)	€ (1,252)	€ 4
Deferred income taxes	1,025	661	1,024
Total income taxes for the period	€ (975)	€ (591)	€ 1,028